General and Basis of Presentation - Additional Information (Detail) - USD ($)	Jul. 26, 2019	Nov. 30, 2018	Dec. 17, 2018	Feb. 28, 2017
Organization And Basis Of Presentation [Line Items]
Members contribution		1,000
Convertible debt		$ 48,700,000
Share Exchange Agreement [Member] | Subsequent Event [Member]
Organization And Basis Of Presentation [Line Items]
Business combination share exchange resultant description	$ 0
American Electric Technologies Inc [Member] | Share Exchange Agreement [Member] | Subsequent Event [Member]
Organization And Basis Of Presentation [Line Items]
Percentage of outstanding limited liability interest acquired	100.00%
Number of common stock issued under share exchange agreement	$ 105,558,606
Percentage of number of common stock issued under share exchange agreement	90.00%
Percentage of beneficial ownership	88.40%
PEG Partners LLC [Member]
Organization And Basis Of Presentation [Line Items]
Business acquisition, percentage of voting interests acquired				80.00%
PEG Partners LLC [Member] | Share Exchange Agreement [Member] | Subsequent Event [Member]
Organization And Basis Of Presentation [Line Items]
Percentage of outstanding limited liability interest acquired	20.00%
PEG Partners LLC [Member] | Parent Company [Member] | Share Exchange Agreement [Member] | Subsequent Event [Member]
Organization And Basis Of Presentation [Line Items]
Percentage of outstanding limited liability interest acquired	80.00%
Capital Unit, Class B [Member]
Organization And Basis Of Presentation [Line Items]
Exchange of units		2,000
Capital Unit, Class A [Member]
Organization And Basis Of Presentation [Line Items]
Exchange of units		4,874.28
Prometheus Energy Group Inc. [Member]
Organization And Basis Of Presentation [Line Items]
Business acquisition, percentage of voting interests acquired				80.00%
American Electric Technologies Inc [Member]
Organization And Basis Of Presentation [Line Items]
Percentage of outstanding units exchanged			100.00%